Note 1 - Basis of Presentation and General Information (Details) - Charterers that Individually Accounted for More Than 10% of the Company's Voyage and Time Charter Revenues	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Maersk Lines [Member]
Concentration Risk [Line Items]
Percentage of Revenue by Charterer	5.89%	11.75%	15.73%
Klaveness [Member]
Concentration Risk [Line Items]
Percentage of Revenue by Charterer	8.54%	10.71%	13.59%
Morgan Stanley [Member]
Concentration Risk [Line Items]
Percentage of Revenue by Charterer	10.50%	9.45%
MSC [Member]
Concentration Risk [Line Items]
Percentage of Revenue by Charterer	10.16%	4.42%	4.04%